Document and Entity Information	Aug. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001656536
Document Type	8-K
Document Period End Date	Aug. 10, 2022
Entity Registrant Name	Decibel Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40030
Entity Tax Identification Number	46-4198709
Entity Address, Address Line One	1325 Boylston Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02215
City Area Code	(617)
Local Phone Number	370-8701
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	DBTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false